Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets
As of the indicated dates, the balances of “Other Financial Assets” correspond to:

	12.31.19	12.31.18
Receivables from Spot Sales of Foreign Currency Pending Settlement	79,227	2,995,400
Receivables from Spot Sales of Government Securities Pending Settlement	179,091	2,473,011
Sundry Debtors	4,624,201	1,247,207
Mutual Funds	4,987,105	6,560,077
Premiums from financial guarantee contracts	643,334	319,942
Others	518,365	323,014
Minus: Allowances	(115,989)	—

Total	10,915,334	13,918,651

Summary of Credit Rating Quality Analysis of Other Financial Assets
The credit rating quality analysis of Other Financial Assets as of December 31, 2019 was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Other
To de Due	79,227	179,091	4,509,961	4,987,105	643,334	518,365
Past-due without Impairment	—	—	—	—	—	—
Impaired/Uncollectible	—	—	114,240	—	—	—
Allowances	—	—	(115,989)	—	—	—

Total	79,227	179,091	4,508,212	4,987,105	643,334	518,365